Investments- Summary of Investments (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [line items]
Non-current	$ 0	$ 0
In other companies Cementos del Plata S.A.	330,062	330,062
Total	330,062	330,062
Total		36,631,307
In foreign currency	2,990,913,013	569,440,882
Loans to related parties - InterCement Brasil S:A. (Note 19)	(3,616,730)	(15,009,696)	$ (9,587,759)
Total	2,990,913,013	694,208,774
InterCement Brasil S.A. [member]
Disclosure of detailed information about investment property [line items]
Loans to related parties - InterCement Brasil S:A. (Note 19)		124,767,892
In Argentina Pesos [member]
Disclosure of detailed information about investment property [line items]
In foreign currency	1,982,957,634	470,780,626
In US Dollars [member]
Disclosure of detailed information about investment property [line items]
In foreign currency	$ 1,007,955,379	98,660,256
Yguaz Cementos S.A. [member]
Disclosure of detailed information about investment property [line items]
Total		$ 36,631,307